Note 6 - Accrued Expenses and Other Current Liabilities (10-Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Other Current Liabilities [Table Text Block]
	March 31, 2024	December 31, 2023
Employee compensation costs	$264,237	$1,026,054
Clinical development costs	253,883	389,045
Professional fees	772,074	309,062
State franchise and excise tax	54,856	120,456
Other	63,806	88,659
Total	$1,408,856	$1,933,276

	December 31,
	2023	2022
Employee compensation costs	$1,026,054	$364,070
Clinical development costs	389,045	23,185
Professional fees	309,062	206,675
State franchise and excise tax	120,456	-
Other	88,659	50,322
Total	$1,933,276	$644,252